Long-term borrowings	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Long-term borrowings
18	Long-term borrowings

Long-term borrowings as at December 31, 2018, 2017 and January 1, 2017 consist of the following:

	31/12/18	31/12/17	01/01/17
0.74% long-term debt payable in annual installments with final payment due April 2018	—	520	1,035
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2019	6,631	7,533	8,838
6-months Euribor (360) plus a 3.9% spread long-term debt with final payment due August 2019	893	2,186	3,426
3-months Euribor (360) plus a 4% spread long-term debt with final payment due August 2019	2,500	3,500	4,500
6-months Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020	83	123	162
3-months Euribor (360) plus a 3,5% spread long-term debt with final payment due March 2022	1,625	2,063	—
3-months Euribor (360) plus a 2.2% spread long-term debt with final payment due February 2022	628	824	—
3-months Euribor (360) plus a 1.9% spread long-term debt with final payment due November 2022	1,583	1,968	—
2.3% long-term debt with final payment due June 2025	7,000	7,000	—

Total long-term debt	20,943	25,717	17,961
Less current installments	(10,582)	(4,840)	(11,632)

Long-term borrowings, excluding current installments	10,361	20,877	6,329

A loan of nominal 10,000 was incurred in 2015 by the Romanian subsidiary. The loan was payable on a monthly basis starting from August 2015 and ending in August 2017. In August 2017, the subsidiary negotiated a rescheduling of the loan’s repayment with the bank. In particular, the loan, remaining at year-end in the amount of 6,631 is due by August 2019, and the new amortization schedule provides for 11 monthly installments of 225 and a lump sum repayment of 5,050, due on maturity. The loan is guaranteed by a mortgage on the Romanian plant for an amount of 16,628, and is subject to the following covenants:

•	Cash receipts >= 60% turnover

•	Earnings before interest, taxes, depreciation and amortization (EBITDA) >= 4.5%

•	Net debt/EBITDA <= 3

•	Debt Service Cover Ratio >= 1.35

In August 2014, the Company incurred long-term debt for a 5,000 nominal amount with installments payable on a monthly basis and with final payments due August 2019. This loan, of which 893 remains at year-end, is collateralized by a mortgage on the plants located in Matera, for an amount of 10,000.

In 2015 the Company incurred long-term debt for nominal amount of 5,000 with installments payable on a monthly basis and with final payments due August 2019. This long-term floating-rate debt, of which 2,500 remains at year-end, is collateralised by a mortgage on some Italian buildings for an amount of 10,000 and provides variable installments depending on the 3-months Euribor (360) plus a 4% spread. This loan is subject to financial covenants, which were measured at year-end as follows:

•	Earnings before interest, taxes, depreciation and amortization (EBITDA) >= 3,000

•	Net Financial Position / Net Equity <= 0.25

In 2015, one of the Italian subsidiaries incurred long-term debt for a 200 nominal amount with installments payable on a monthly basis and with final payments due December 2020. The interest rate is based on the 6-month Euribor (360) plus a 2.9% spread. This loan, of which 83 remains at year-end, is guaranteed by a mortgage on some Italian plants for a total amount of 300.

In January 2017, the Company incurred long-term debt for a 2,500 nominal amount with installments payable on a quarterly basis and with final payments due March 2022. This long-term floating-rate debt, of which 1,625 remains at year-end, provides variable installments depending on the 3-months Euribor (360) plus a 3.5% spread, and is assisted by a third party warranty by 750.

In 2017, one of the Italian subsidiaries incurred long-term debt for a 1,000 nominal amount, with installments payable on a monthly basis and with final payments due February 2022. This long-term floating-rate debt, of which 628 remains at year-end, provides variable installments depending on the 3-months Euribor (360) plus a 2.2% spread.

In November 2017 the Company incurred long-term debt for a 2,000 nominal amount with installments payable on a quarterly basis and with final payments due November 2022. This long-term floating-rate debt, of which 1,583 remains at year-end, provides variable installments depending on the 3-months Euribor (360) plus a 1.9% spread.

In July 2017 the Company incurred long-term fixed rate debt for a 7,000 nominal amount with installments payable on a monthly basis and with final payments due June 2025. This loan, of which 7,000 remains at year-end, is assisted by a mortgage on the plants located in Matera, for an amount of 14,000.

During 2018 and 2017, the Company made all installment payments related to the aforementioned long-term borrowings.

As at December 31, 2018 long-term borrowings denominated in foreign currency amounted to 6,631 and pertained entirely to the Romanian subsidiary.

Interest expense related to long-term borrowings for the years ended December 31, 2018 and 2017 was 636 and 738, respectively. Interest due is paid with the related installment (quarterly, semi-annual or annual).